Note 9 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Intangible assets, cost	$ 555,423	$ 507,695
Intangible assets, amortization cost	315,431	250,739
Intangible assets. net	239,992	256,956
Customer Relationships [Member]
Intangible assets, cost	240,479	226,514
Intangible assets, amortization cost	119,361	98,241
Developed Technology Rights [Member]
Intangible assets, cost	295,161	262,614
Intangible assets, amortization cost	183,539	142,757
Trade Names [Member]
Intangible assets, cost	8,844	8,582
Intangible assets, amortization cost	5,996	5,124
Noncompete Agreements [Member]
Intangible assets, cost	10,939	9,985
Intangible assets, amortization cost	$ 6,535	$ 4,617